Shareholder Fees - FidelitySeriesRealEstateIncomeFund-PRO	Sep. 29, 2023 USD ($)
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none